Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 12,850	$ 10,298
Change in valuation allowance	(12,850)	(10,298)
Provision for income taxes